Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of company obligations by contractual maturity

The following table summarizes the Company’s obligations by contractual maturity at December 31, 2025:

	Payments by Period
(in Euros)		Less than a			More than
	Total	year	1 to 3 years	4 to 5 years	5 years
OSR office rent	€16,389	€16,389	€-	€-	€-
AGC manufacturing	€17,000	€17,000	€-	€-	€-
Insurance policies	€1,166	€1,166	€-	€-	€-
Total	€34,555	€34,555	€-	€-	€-